Stock Plans, Share-Based Payments and Warrants - Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable (Details) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Exercisable	1,377,665	1,679,392
Shares, Vested and expected to vest	4,133,932	2,426,249
Weighted Average Exercise Price, Exercisable	$ 0.84	$ 1.11
Weighted Average Exercise Price, Vested and expected to vest	$ 0.66	$ 1.04